Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short term employee benefits	£ 563	£ 782	£ 677
Post-employment benefits		11	21
Management Personnal Compensation	701	1,024	720
Director [Member]
IfrsStatementLineItems [Line Items]
Short term employee benefits	303	287	252
Post-employment benefits
Management Personnal Compensation	£ 250	£ 287	£ 252